Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [line items]
Description of voting right	PEMEX owns directly or indirectly between 20% and 50% of voting rights in another entity.
Cash and cash equivalents maturity period	Three months or less
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Voting rights in another entity	20.00%
Expected percentage of increase in accounts receivable reserves	39.00%
Top of range [member]
Disclosure of significant accounting policies [line items]
Voting rights in another entity	50.00%
Expected percentage of increase in accounts receivable reserves	51.10%